Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the three months ended March 31,
	2024	2025
Numerator:
Net loss attributable to the company’s ordinary shareholders	$(3,267)	$(3,402)
Numerator for basic and diluted net loss per share calculation	$(3,267)	$(3,402)

Denominator:
Weighted average number of ordinary shares	89,505,058	102,432,043

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.04)	$(0.03)

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.04)	$(0.03)